Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	264,998,965	264,998,965
Class A ordinary shares | Parent Company
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965
Ordinary shares, outstanding	264,998,965	264,998,965
Class B ordinary shares
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360
Class B ordinary shares | Parent Company
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360